Related party transactions	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Related party transactions

14. Related party transactions

The group’s significant related parties are its associates, joint ventures, key management personnel and pension plans. There have been no transactions with these related parties during the six months ended 31 December 2018 on terms other than those that prevail in arm’s length transactions.